SCHEDULE OF PORTFOLIO COMPANY ACQUISITION (Details) $ in Thousands	May 06, 2026 USD ($) shares
CCC Arlton Industries Ltd [Member]
Business Combination [Line Items]
Portfolio Company	CCCI
Aggregate Shares Issued | shares	15,771,515	[1]
Estimated Fair Value | $	$ 237,992,161
Constellation Network Inc [Member]
Business Combination [Line Items]
Portfolio Company	Constellation
Aggregate Shares Issued | shares	4,757,430
Estimated Fair Value | $	$ 71,789,619
Vanguard Healthcare Solutions LLC [Member]
Business Combination [Line Items]
Portfolio Company	Vanguard
Aggregate Shares Issued | shares	455,805	[1]
Estimated Fair Value | $	$ 6,878,093
TC Medi Guide LP [Member]
Business Combination [Line Items]
Portfolio Company	MediGuide
Aggregate Shares Issued | shares	2,580,000	[2]
Estimated Fair Value | $	$ 38,932,200
AI Research Corporation [Member]
Business Combination [Line Items]
Portfolio Company	AIR
Aggregate Shares Issued | shares	2,645,346	[3]
Estimated Fair Value | $	$ 39,918,271
Bond Street Limited LLC [Member]
Business Combination [Line Items]
Portfolio Company	Bond Street
Aggregate Shares Issued | shares	500,000
Estimated Fair Value | $	$ 7,545,000

[1]	This amount represents the estimated net shares issued to the sellers after deducting shares subject to the closing net indebtedness holdback.
[2]	Includes 15,000 shares of AIAI Class A common stock issued to MediGuide as reimbursement for MediGuide’s transaction expenses.
[3]	Includes an additional 145,346 shares of AIAI Class A common stock issued in exchange for AIR in addition to the shares specified in the merger agreement.